INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income and social contribution taxes
Non-current assets	R$ 7,984,015	R$ 545,213
Non-current liabilities	12,596	11,377
Derivative, Passive Temporary Difference	1,321,614	1,506,354
Derivative, Asset Temporary Difference	3,552,449	828,264
Lease, Passive Temporary Difference	1,763,847	1,766,776
Lease, Asset Temporary Difference	2,370,791	2,122,886
Tax loss
Deferred income and social contribution taxes
Assets temporary differences	796,831	1,209,968
Negative tax basis of social contribution
Deferred income and social contribution taxes
Assets temporary differences	307,143	457,030
Provision for judicial liabilities
Deferred income and social contribution taxes
Assets temporary differences	324,873	324,158
Operating provisions and other losses
Deferred income and social contribution taxes
Assets temporary differences	1,308,352	1,214,807
Unrealised foreign exchange gains (losses)
Deferred income and social contribution taxes
Assets temporary differences	7,385,034	2,384,153
Amortization of fair value adjustments arising from business combinations
Deferred income and social contribution taxes
Assets temporary differences	625,745	654,358
Unrealized profit on inventories
Deferred income and social contribution taxes
Assets temporary differences	539,157	151,578
Leases
Deferred income and social contribution taxes
Assets temporary differences	606,944	356,110
Goodwill - Tax benefit on unamortized goodwill
Deferred income and social contribution taxes
Liabilities temporary differences	1,589,887	1,301,654
Property, plant and equipment - deemed cost
Deferred income and social contribution taxes
Liabilities temporary differences	1,066,883	1,137,483
Accelerated tax depreciation
Deferred income and social contribution taxes
Liabilities temporary differences	733,640	799,857
Borrowing cost
Deferred income and social contribution taxes
Liabilities temporary differences	947,482	640,063
Fair value of biological assets
Deferred income and social contribution taxes
Liabilities temporary differences	1,317,095	1,115,432
Deferred taxes, net of fair value adjustment
Deferred income and social contribution taxes
Liabilities temporary differences	342,141	370,947
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)
Deferred income and social contribution taxes
Liabilities temporary differences	137,928	150,691
Derivatives gains ("MtM")
Deferred income and social contribution taxes
Liabilities temporary differences		678,090
Other temporary differences
Deferred income and social contribution taxes
Liabilities temporary differences	18,439	24,109
Derivatives losses (“MtM”)
Deferred income and social contribution taxes
Assets temporary differences	2,230,835
Total deferred tax assets
Deferred income and social contribution taxes
Assets temporary differences	14,124,914	6,752,162
Total deferred tax liabilities
Deferred income and social contribution taxes
Liabilities temporary differences	R$ 6,153,495	R$ 6,218,326